UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-5877
Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
August 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--139.3%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--1.0%
Jefferson County,
Limited Obligation School
Warrants	5.50	1/1/22	4,000,000	4,328,960
Alaska--3.9%
Alaska Housing Finance Corp.
(Veterans Mortgage Program)	6.25	6/1/35	4,490,000	4,708,259
Alaska Housing Finance Corp.,
General Mortgage Revenue
(Insured; MBIA)	6.05	6/1/39	11,915,000	12,268,637
Arizona--.5%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Co.
Project)	5.85	3/1/28	2,220,000	2,221,154
Arkansas--2.8%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	2,680,000	2,737,352
Independence County,
PCR (Entergy Arkansas Inc.
Project)	5.00	1/1/21	4,000,000	4,089,520
Little Rock School District
(Insured; FSA)	5.25	2/1/30	5,000,000	5,202,450
California--5.6%
California
GO (Various Purpose)	5.25	11/1/27	4,855,000	5,327,149
California
GO (Various Purpose)	5.50	4/1/28	4,240,000	4,519,586
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	5,000,000	5,003,000
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.25	12/1/09	3,750,000 a	4,096,837
Chula Vista,
IDR (San Diego Gas and
Electric Co.)	5.00	12/1/27	3,000,000	3,110,940
Chula Vista,
IDR (San Diego Gas and
Electric Co.)	5.00	12/1/27	2,500,000	2,592,450
Colorado--4.5%

Project)	8.50	12/1/31	1,995,000	2,067,678
Colorado Housing Finance Authority
(Collateralized; FHA)	6.60	8/1/32	2,090,000	2,164,718
Denver City and County,
Special Facilities Airport
Revenue (United Airlines
Project)	6.88	10/1/32	2,885,000 b	3,649,525
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/41	7,000,000	6,969,480
Silver Dollar Metropolitan
District	7.05	12/1/06	4,755,000 a	4,795,703
Connecticut--4.7%
Connecticut Development Authority,
PCR (Connecticut Light and
Power Co. Project)	5.95	9/1/28	9,000,000	9,438,480
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/42	4,735,000	4,921,512
Connecticut Resources Recovery
Authority (American REF-FUEL
Co. of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000	5,096,664
Mohegan Tribe Indians Gaming
Authority, Public
Improvement-Priority
Distribution	6.25	1/1/31	1,000,000	1,065,600
District of Columbia--3.1%
District of Columbia Tobacco
Settlement Financing Corp.,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/15/46	104,040,000	9,179,449
Metropolitan Washington Airports
Authority, Special Facilities
Revenue (Caterair
International Corp.)	10.13	9/1/11	4,300,000	4,306,235
Florida--4.1%
Florida Housing Finance Corp.,
Housing Revenue (Seminole
Ridge Apartments)
(Collateralized; GNMA)	6.00	4/1/41	6,415,000	6,681,992
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	4,000,000	4,217,920
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	70,000 a	75,326
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	3,430,000	3,635,320
Orange County Health Facilities
Authority, Revenue (Adventist

Health System)	6.25	11/15/24	3,000,000	3,331,800
Georgia--2.6%
Atlanta,
Airport Revenue (Insured; FSA)	5.25	1/1/25	3,000,000	3,174,360
Augusta,
Airport Revenue	5.45	1/1/31	2,500,000	2,620,850
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	2,445,000	2,526,614
Savannah Economic Development
Authority, EIR (International
Paper Co. Project)	6.20	8/1/27	2,670,000	2,892,731
Idaho--.1%
Idaho Housing and Finance
Association, SFMR
(Collateralized; FNMA)	6.35	1/1/30	460,000	478,138
Illinois--8.3%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.25	10/1/32	2,240,000	2,279,603
Chicago O'Hare International
Airport, General Airport
Revenue (3rd Lien) (Insured;
XLCA)	6.00	1/1/29	5,000,000	5,587,750
Chicago O'Hare International
Airport, Special Facilities
Revenue (American Airlines
Inc. Project)	8.20	12/1/24	5,700,000	5,845,350
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	5,000,000	5,151,300
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	5,000,000 a	5,481,150
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	10,900,000 a	11,861,925
Indiana--1.5%
Franklin Township School Building
Corp., First Mortgage	6.13	7/15/10	6,000,000 a	6,647,280
Louisiana--1.8%
West Feliciana Parish,
PCR (Entergy Gulf States Project)	7.00	11/1/15	3,000,000	3,035,670
West Feliciana Parish,
PCR (Entergy Gulf States Project)	6.60	9/1/28	4,700,000	4,747,470
Maryland--1.2%
Maryland Economic Development
Corp., Senior Student Housing
Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	2,550,000	2,510,297
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates

Limited Partnership Facility)	8.75	11/15/10	3,710,000	2,744,510
Massachusetts--3.6%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)	9.00	12/15/15	2,000,000	2,450,120
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	5.75	7/1/32	3,000,000	3,251,190
Massachusetts Housing Finance
Agency, Housing	5.00	6/1/30	1,000,000	1,032,670
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	6,000,000 c	6,113,040
Massachusetts Turnpike Authority,
Metropolitan Highway System
Revenue (Insured; MBIA)	5.00	1/1/37	2,805,000	2,861,717
Michigan--3.2%
Charyl Stockwell Academy,
COP	5.90	10/1/35	1,000,000	1,024,780
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	4,000,000	4,375,120
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	8,720,000	8,718,954
Minnesota--1.0%
Saint Paul Housing and
Redevelopement Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/25	1,000,000	1,105,210
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	3,000,000	3,296,940
Mississippi--.7%
Mississippi Business Finance
Corp., PCR (System Energy
Resources, Inc. Project)	5.90	5/1/22	3,160,000	3,165,182
Nebraska--.3%
Nebraska Investment Finance
Authority, SFMR	7.92	3/1/26	1,250,000 d,e	1,263,050
Nevada--3.8%
Clark County,
IDR (Nevada Power Co. Project)	5.60	10/1/30	3,000,000	3,003,600
Washoe County
(Reno-Sparks Convention
Center) (Insured; FSA)	6.40	1/1/10	8,000,000 a	8,698,480
Washoe County,
Water Facility Revenue (Sierra
Pacific Power Co. Project)	5.00	7/1/09	5,000,000	5,034,700
New Hampshire--3.4%

New Hampshire Business Finance
Authority, PCR (Public Service
Co.) (Insured; MBIA)	6.00	5/1/21	2,690,000	2,836,632
New Hampshire Business Finance
Authority, PCR (Public Service
Co.) (Insured; MBIA)	6.00	5/1/21	6,000,000	6,327,060
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,400,000	5,551,740
New Jersey--3.7%
New Jersey Economic Development
Authority, Special Facilities
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/19	4,620,000	4,707,364
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/41	10,095,000	11,511,329
New York--8.9%
New York City	5.00	8/1/28	5,000,000	5,249,050
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	4.50	3/1/39	5,000,000	4,983,900
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	3,000,000	3,547,980
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.75	8/1/31	10,000,000	11,601,500
New York Liberty Development
Corp., Revenue (Goldman Sachs
Headquarters Issue)	5.25	10/1/35	7,500,000	8,487,750
New York State Dormitory
Authority, Revenue (Marymount
Manhattan College) (Insured;
Radian)	6.25	7/1/29	4,000,000	4,277,640
New York State Dormitory
Authority, Revenue (Suffolk
County Judicial Facility)	9.50	4/15/14	605,000	826,497
North Carolina--.6%
North Carolina Eastern Municipal
Power Agency, Power Systems
Revenue	6.70	1/1/19	2,500,000	2,725,100
Ohio--5.3%
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and

CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	3,500,000	3,877,510
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth Systems
Project)	6.15	2/15/09	10,000,000 a	10,690,200
Ohio Air Quality Development
Authority, PCR (Cleveland
Electric Illumimating Co.
Project) (Insured; ACA)	6.10	8/1/20	2,400,000	2,479,824
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities
Program) (Collateralized; GNMA)	6.15	3/1/29	1,885,000	1,940,362
Ohio Water Development Authority,
Pollution Control Facilities
Revenue (Cleveland Electric
Illuminating Co. Project)
(Insured; ACA)	6.10	8/1/20	4,000,000	4,133,040
Oklahoma--3.4%
Oklahoma Development Finance
Authority, Revenue (Saint John
Health System)	6.00	2/15/29	9,000,000	9,531,900
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/09	2,105,000 a	2,247,887
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/29	2,895,000	3,063,923
Oregon--1.2%
Oregon,
GO (Veterans Welfare)	5.25	10/1/42	2,000,000	2,039,000
Western Generation Agency,
Cogeneration Project Revenue
(Wauna Cogeneration Project)	7.40	1/1/16	3,250,000	3,262,285
Pennsylvania--2.6%
Allegheny County Port Authority,
Special Transporation Revenue
(Insured; MBIA)	6.13	3/1/09	4,750,000 a	5,078,938
Lehman Municipal Trust Receipts
(Pennsylvania Economic
Development Financing
Authority)	7.70	6/1/31	3,500,000 d,e	3,802,470
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Reliant
Energy Seward, LLC Project)	6.75	12/1/36	2,000,000	2,148,420
Pennsylvania Housing Finance
Agency, Multi-Family
Development Revenue	8.25	12/15/19	241,000	241,552

Rhode Island--1.5%
Rhode Island Health and
Educational Building Corp.,
Higher Educational Facilities Revenue
(University of Rhode Island)
(Insured; MBIA)	5.88	9/15/09	5,910,000 a	6,351,477
South Carolina--8.0%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	7.32	12/1/28	9,500,000 d,e	11,506,875
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	7,000,000	7,503,790
Medical University of South
Carolina, Hospital Facilities
Revenue	6.00	7/1/09	5,000,000 a	5,367,500
Richland County,
EIR (International Paper Co.)	6.10	4/1/23	6,500,000	7,054,255
Securing Assets for Education,
Installment Purchase Revenue
(Berkeley County School
District Project)	5.13	12/1/30	3,280,000	3,439,769
Tennessee--3.6%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/25	2,000,000	2,347,540
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/33	4,875,000	5,693,269
Memphis Center Revenue Finance
Corp., Sports Facility Revenue
(Memphis Redbirds)	6.50	9/1/28	6,000,000	5,939,820
Tennessee Housing Development
Agency (Homeownership Program)	6.00	1/1/28	1,805,000	1,813,754
Texas--18.5%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	7.50	12/1/29	5,000,000	5,013,900
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement Corp.,
Revenue (Bombardier Inc.)	6.15	1/1/16	3,000,000	3,033,300
Gregg County Health Facilities
Development Corp., HR (Good
Shephard Medical Center

Project) (Insured; Radian)	6.38	10/1/25	2,500,000	2,742,300
Harris County Health Facilities
Development Corp., HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	7,000,000 a	7,875,280
Harris County-Houston Sports
Authority, Revenue (Third
Lien-A-3) (Insured; MBIA)	0.00	11/15/31	9,685,000	2,702,018
Katy Independent School District
(Permanent School Fund
Guaranteed)	6.13	2/15/09	11,360,000 a	12,041,827
Lubbock Texas Housing Financing
Corp., SFMR (Collateralized:
FNMA and GNMA)	6.70	10/1/30	1,800,000	1,844,136
Sabine River Authority,
PCR (TXU Electric Co. Project)	5.50	11/1/11	2,490,000	2,640,570
Sabine River Authority,
PCR (TXU Electric Co. Project)	6.45	6/1/21	4,900,000	5,233,984
Texas
(Veterans)	6.00	12/1/30	3,935,000	4,191,208
Texas
(Veterans Housing Assistance
Program) (Collateralized; FHA)	6.10	6/1/31	8,510,000	8,962,221
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	9.76	7/2/24	1,450,000 d	1,533,941
Texas Department of Housing and
Community Affairs, Residential
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.35	7/1/33	5,265,000	5,409,103
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.25	8/15/42	6,775,000	7,212,326
Tomball Hospital Authority,
Revenue (Tomball Regional
Hospital)	6.00	7/1/25	4,650,000	4,842,138
Tyler Health Facilities
Development Corp., HR (East
Texas Medical Center Regional
Healthcare System Project)	6.75	11/1/25	5,850,000	5,926,635
Utah--.4%
Utah Housing Corp.,
SFMR	5.00	7/1/37	1,640,000	1,663,714
Virginia--5.3%
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System)	8.18	8/23/27	7,500,000 d	10,182,525
Tobacco Settlement Financing Corp.
of Virginia, Tobacco

Settlement Asset-Backed Bonds	5.63	6/1/37	3,810,000	3,987,203
Virginia Housing Development
Authority, Rental Housing	6.20	8/1/24	8,520,000	8,972,838
Washington--3.3%
Energy Northwest,
Revenue (Wind Project)	6.00	1/1/07	3,670,000 a	3,807,809
Washington Higher Educational
Facilities Authority, Revenue
(Whitman College)	5.88	10/1/09	10,000,000 a	10,665,500
Wisconsin--6.9%
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.35	6/1/27	4,815,000 d,e	5,448,702
Badger Tobacco Asset
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	7.00	6/1/28	14,570,000	16,286,637
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care)	6.40	4/15/33	5,500,000	6,104,670
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	2,000,000	2,107,360
Wyoming--3.6%
Sweetwater County,
SWDR (FMC Corp. Project)	5.60	12/1/35	5,000,000	5,264,250
Wyoming Student Loan Corp.,
Student Loan Revenue	6.20	6/1/24	5,000,000	5,308,850
Wyoming Student Loan Corp.,
Student Loan Revenue	6.25	6/1/29	5,000,000	5,301,300
U.S. Related--.8%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/55	20,000,000	685,600
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	10,000,000	2,666,000
Total Long-Term Municipal Investments
(cost $578,877,589)				608,630,194
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.8%	Rate (%)	Date	Amount ($)	Value ($)

Florida--.4%
University Athletic Association,
Inc., Athletic Program Revenue
(LOC; SunTrust Bank)	3.55	9/1/06	1,575,000 f	1,575,000
Pennsylvania--.4%
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; Wachovia
Bank)	3.54	9/1/06	2,000,000 f	2,000,000
Total Short-Term Municipal Investments
(cost $3,575,000)				3,575,000

Total Investments (cost $582,452,589)	140.1%	612,205,194
Cash and Receivables (Net)	2.5%	10,848,849
Preferred Stock, at redemption value	(42.6%)	(186,000,000)

Net Assets Applicable to Common Shareholders	100.0%	437,054,043

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the
	municipal issue and to retire the bonds in full at the earliest refunding date.
b	Non-income producing security; interest payments in default.
c	Purchased on a delayed delivery basis.
d	Inverse floater security--the interest rate is subject to change periodically.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities
	amounted to $22,021,097 or 5.0% of net assets applicable to Common Shareholders.
f	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment-In-Lieu-Of Taxes

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 18, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)